Regulatory Requirements	6 Months Ended
Jun. 30, 2021
Regulatory Requirements [Abstract]
Regulatory Requirements

Note 19 - Regulatory Requirements

The following table illustrates the minimum regulatory capital as established by the Hong Kong Securities and Futures Commission, the Insurance Authority (Hong Kong) and the Cayman Islands Monetary Authority (CIMA) that the Company’s subsidiaries were required to maintain as of June 30, 2021 and the actual amounts of capital that were maintained.

Entity Name	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of requirement Maintained
Lion International Securities Group Limited	$386,292	$1,171,495	$785,203	303%
Lion Futures Limited	386,292	1,039,855	653,563	269%
Lion Asset Management Limited	12,876	43,415	30,539	337%
BC Wealth Management Limited	12,876	177,081	164,205	1375%
Lion Broker Limited (Cayman)	9,704,983	12,495,487	2,790,504	129%
Total	$10,503,319	$14,927,333	$4,424,014	142%